UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2008

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       February 13, 2009
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $97,154 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----

ACCO BRANDS CORP              COM               00081T108   1,172        339,700   SH        DEFINED    1, 2     339,700
AVIS BUDGET GROUP             COM               053774105   1,677      2,395,100   SH        DEFINED    1, 2   2,395,100
BOISE INC                     COM               09746Y105     430      1,000,000   SH        DEFINED    1, 2   1,000,000
BORDERS GROUP INC             COM               099709107     600      1,500,000   SH        DEFINED    1, 2   1,500,000
CHARTER COMMUNICATIONS INC D  CL A              16117M107   1,410     17,232,625   SH        DEFINED    1, 2  17,232,625
CIENA CORP                    NOTE 0.250% 5/0   171779AB7     758      1,500,000   PRN       DEFINED    1, 2   1,500,000
CIENA CORP                    NOTE 0.875% 6/1   171779AE1   2,291      6,500,000   PRN       DEFINED    1, 2   6,500,000
CIT GROUP INC                 8.75% PFD SER C   125581603   7,212        249,900   PRN       DEFINED    1, 2     249,900
CITADEL BROADCASTING CORP     COM               17285T106   2,179     13,619,917   SH        DEFINED    1, 2  13,619,917
COMSYS IT PARTNERS INC        COM               20581E104   4,085      1,823,496   SH        DEFINED    1, 2   1,823,496
CSG SYS INTL INC              NOTE 2.500% 6/1   126349AB5   1,755      2,000,000   PRN       DEFINED    1, 2   2,000,000
CUMULUS MEDIA INC             CL A              231082108     556        223,337   SH        DEFINED    1, 2     223,337
EMMIS COMMUNICATIONS CORP     CL A              291525103     350      1,000,000   SH        DEFINED    1, 2   1,000,000
ENTERCOM COMMUNICATIONS CORP  CL A              293639100     244        198,451   SH        DEFINED    1, 2     198,451
ENTRAVISION COMMUNICATIONS C  CL A              29382R107      81         52,068   SH        DEFINED    1, 2      52,068
FORD MTR CO DEL               NOTE 4.250% 12/1  345370CF5  17,537     67,980,000   PRN       DEFINED    1, 2  67,980,000
GENERAL MTRS CORP             DEB SR CV C 33    370442717  17,355      5,429,025   PRN       DEFINED    1, 2   5,429,025
GENERAL MTRS CORP             COM               370442105   5,674      1,773,179   SH        DEFINED    1, 2   1,773,179
GRAY TELEVISION INC           COM               389375106   1,144      2,860,956   SH        DEFINED    1, 2   2,860,956
GREAT WOLF RESORTS INC        COM               391523107      26         16,976   SH        DEFINED    1, 2      16,976
HAYES LEMMERZ INTL INC        COM NEW           420781304     981      2,179,745   SH        DEFINED    1, 2   2,179,745
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3   451055AB3   1,252      2,454,000   PRN       DEFINED    1, 2   2,454,000
KING PHARMACEUTICALS INC      NOTE 1.250% 4/0   495582AJ7     736      1,000,000   PRN       DEFINED    1, 2   1,000,000
LAWSON SOFTWARE INC NEW       NOTE 2.500% 4/1   52078PAA0   6,953      9,000,000   PRN       DEFINED    1, 2   9,000,000
LEE ENTERPRISES INC           COM               523768109      92        224,107   SH        DEFINED    1, 2     224,107
LIN TV CORP                   CL A              532774106   2,444      2,242,150   SH        DEFINED    1, 2   2,242,150
MEDIACOM COMMUNICATIONS CORP  CL A              58446K105   4,880      1,134,900   SH        DEFINED    1, 2   1,134,900
NEXSTAR BROADCASTING GROUP I  CL A              65336K103     332        649,899   SH        DEFINED    1, 2     649,899
NORTEL NETWORKS CORP NEW      COM NEW           656568508     520      2,000,000   SH        DEFINED    1, 2   2,000,000
NUANCE COMMUNICATIONS INC     DBCV 2.750% 8/1   67020YAB6   1,548      2,000,000   PRN       DEFINED    1, 2   2,000,000
R H DONNELLEY CORP            COM NEW           74955W307   1,975      5,337,200   SH        DEFINED    1, 2   5,337,200
RADIO ONE INC                 CL D NON VTG      75040P405     196        891,000   SH        DEFINED    1, 2     891,000
SANMINA SCI CORP              COM               800907107     930      1,978,100   SH        DEFINED    1, 2   1,978,100
SBA COMMUNICATIONS CORP       NOTE 0.375% 12/0  78388JAJ5   3,950      5,000,000   PRN       DEFINED    1, 2   5,000,000
SIX FLAGS INC                 COM               83001P109     671      2,166,000   SH        DEFINED    1, 2   2,166,000
SMURFIT-STONE CONTAINER CORP  COM               832727101     255      1,000,000   SH        DEFINED    1, 2   1,000,000
SPECTRUM BRANDS INC           COM               84762L105     270      3,000,000   SH        DEFINED    1, 2   3,000,000
STRATEGIC HOTELS & RESORTS I  COM               86272T106     840        500,000   SH        DEFINED    1, 2     500,000
SUNRISE SENIOR LIVING INC     COM               86768K106   1,721      1,024,245   SH        DEFINED    1, 2   1,024,245
UNISYS CORP                   COM               909214108      72         84,130   SH        DEFINED    1, 2      84,130